Stock Compensation Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Stock Compensation Expense (Details) [Line Items]
Cost of revenues	$ 41,105	$ 41,105
Prepaid Expense and Other Assets	$ 100,000	$ 200,000